PROVISIONS - Probable contingent Liabilities (Details) - Labor contingencies - item		1 Months Ended
	Dec. 30, 2021	Jun. 30, 2013
Provisions
Number of unions who filed lawsuit claiming the issuance of a profit sharing bonds		4
Maximum
Provisions
Statute of limitation, period established, Argentine Supreme Court of Justice	5 years